Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Dec. 12, 2012 Common	Dec. 12, 2012 Subordinated	Dec. 12, 2012 General Partner
Entity Registrant Name	TESORO LOGISTICS LP
Entity Central Index Key	0001507615
Document Type	8-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Units Outstanding		20,495,254	15,254,890	729,596